Stockholders' Equity (Details Narrative) (10K) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended			3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2018	May 31, 2018	May 07, 2018	Mar. 23, 2018	Mar. 16, 2018	Jun. 12, 2017	Apr. 10, 2017	Mar. 02, 2017	Jan. 30, 2017	Nov. 24, 2015	Jan. 31, 2019	Mar. 31, 2018	Apr. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	May 20, 2019	May 16, 2018
Common stock, shares authorized														100,000,000			100,000,000	100,000,000	100,000,000
Common stock, par value														$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized														5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, par value														$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding														8,471,608			8,471,608	8,471,608	8,471,608
Stock option issued to purchase units													216,667
Number of shares options granted																	165,000
Fair value of the options issued									$ 1,831
Expected term																	3 years 9 months
Expected dividend yield																	0.00%			0.00%
Expected annual volatility																	52.00%			36.00%
Declared dividends total							$ 15,000
Dividend date of distribution							Apr. 19, 2017
Dividend date of record							Apr. 10, 2017
Released from escrow																						$ 109
Maximum [Member]
Fair value of the options issued													$ 269
Expected term																				6 years 2 months 30 days
Minimum [Member]
Stock options exercise price per share													$ 21.77
Expected term																				6 years 2 months 1 day
PIPE Investment [Member]
Number of warrant to purchase shares of common stock					2,522,458
Placement Agent [Member]
Number of warrant to purchase shares of common stock														178,882			178,882	178,882	178,882
Warrant exercise price														$ 11.50			$ 11.50	$ 11.50	$ 11.50
Warrant term														5 years			5 years	5 years	5 years
Warrants Holders [Member]
Number of warrant to purchase shares of common stock					2,000,000
Non-Employee Directors [Member]
Stock option issued to purchase units				15,123
Granted stock options term				5 years
Fair value of the options issued				$ 350
Expected term				3 years 6 months
Expected risk-free rate				2.42%
Expected dividend yield				0.00%
Expected annual volatility				39.00%
Stock options vesting term				3 years
Option Holders [Member]
Payments for merger related costs					$ 2,636
Share issued during period merger, value					$ 530
Number of shares issued during period merger					51,529
Common Stock [Member]
Common stock, shares outstanding					1,872,428
Number of shares issued for shares conversion					615,436
Reclassification of andina common stock previously subject to redemption, shares					472,571
Reclassification of andina common stock previously subject to redemption					$ 4,910
Issuance of shares in acquisition of lazydays, shares					2,857,189
Shares issued, price per share					$ 10.29
Issuance of shares in acquisition of lazydays					$ 29,400
Number of common stock shares sold					2,653,984
Number of warrant to purchase shares of common stock										200,000
Warrant exercise price										$ 11.50
Payments for offering costs					$ 2,065
Warrant redemption price per share														$ 0.01			$ 0.01	$ 0.01	$ 0.01
Shares Issuable pursuant to Andina rights										57,142
Common Stock [Member] | Warrants Holders [Member]
Warrant redemption price per share					$ 0.01
Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share														$ 24.00			$ 24.00	$ 24.00	$ 24.00
Common Stock [Member] | Exceeds Price Point [Member] | Warrants Holders [Member]
Common stock market price per share					$ 24.00
Common Stock [Member] | Unit Purchase Options [Member]
Shares Issuable pursuant to Andina rights										457,142
Non-Redeemable Pre-funded Warrants [Member]
Number of warrant to purchase shares of common stock					2,155,000									1,339,499			1,339,499	1,339,499	1,339,499
Warrant exercise price					$ 11.50									$ 0.01			$ 0.01	$ 0.01	$ 0.01
Warrant term					5 years
Warrants exchange					4,310,000
Number of warrant exercisable on cashless basis					155,000
Non-Redeemable Pre-funded Warrants [Member] | Placement Agent [Member]
Number of warrant to purchase shares of common stock					116,376
Warrant exercise price					$ 11.50
Warrant term					5 years
Non-Redeemable Pre-funded Warrants [Member] | Common Stock [Member]
Number of warrant to purchase shares of common stock					1,339,499
Warrant exercise price					$ 0.01
Warrant redemption price per share					0.01
Non-Redeemable Pre-funded Warrants [Member] | Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share					$ 24.00
Warrant one [Member] | Common Stock [Member]
Number of warrant to purchase shares of common stock					1,630,927
Warrant exercise price					$ 11.50
Warrant term					5 years
Proceeds from issuance of warrants					$ 34,783
Unit Purchase Options [Member]
Number of warrant to purchase shares of common stock					200,000
Stock option issued to purchase units										400,000
Stock option issued to purchase units price per share										$ 10.00
Stock expiration date										Nov. 24, 2020
Exchange of unit purchase options cancelled											$ 500
Unit Purchase Options [Member] | January 2019 [Member]
Exchange of unit purchase options cancelled																			$ 500
Unit Purchase Options [Member] | Designees [Member]
Purchased price of EBC units										$ 100
Five Year Incentive Stock Options [Member]
Granted stock options term			5 years		5 years
Number of shares options granted					3,573,113
Stock options exercise price per share					$ 11.10
Fair value of the options issued			$ 2,357		$ 15,004
Expected term			5 years		5 years
Expected risk-free rate			2.74%		2.62%
Expected dividend yield			0.00%		0.00%
Expected annual volatility			54.70%		42.80%
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Stock option vesting percentage					30.00%
Stock option vested price per share					$ 13.125
Stock options vesting term			11 months 19 days		8 months 26 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Stock option vesting percentage					30.00%
Stock option vested price per share					$ 17.50
Stock options vesting term			1 year 9 months		1 year 7 months 21 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Three [Member]
Stock option vesting percentage					30.00%
Stock option vested price per share					$ 21.875
Stock options vesting term			2 years 1 month 24 days		2 years 2 months 27 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Four [Member]
Stock option vesting percentage					10.00%
Stock option vested price per share					$ 35.00
Stock options vesting term			2 years 11 months 15 days		3 years 1 month 16 days
Five Year Incentive Stock Options [Member] | Non-Employee Directors [Member]
Stock option issued to purchase units				14,218	99,526
Stock option issued to purchase units price per share				$ 10.40
Granted stock options term				5 years	5 years
Stock options exercise price per share					$ 11.10
Number of options forfeited		15,123
Fair value of the options issued				$ 350
Expected term				3 years 6 months
Expected risk-free rate				2.42%
Expected dividend yield				0.00%
Expected annual volatility				39.00%
Stock options vesting term					3 years
CEO Stock Options [Member]
Number of shares options granted					1,458,414
CFO Stock Options [Member]
Number of shares options granted			583,366		583,366
Number of options forfeited	583,366
Stock Options [Member]
Stock based compensation related to awards with service conditions																				$ 497
Compensation cost unrecognized														$ 3,998			$ 3,998
Weighted average service period																	1 year 2 months 30 days
Weighted average grant date fair value of awards issued																	$ 2.69
2018 Long-Term Incentive Equity Plan [Member]
Maximum percentage on options may be issued					13.00%
Options issuable under stock price trigger					$ 8.75
Number of common shares reserved for future issuance														746,986			746,986	166,145	166,145		600,000
2010 Equity Incentive Plan [Member]
Stock option issued to purchase units									75,561
Compensation expenses cancelled options									$ 14
2010 Equity Incentive Plan [Member] | Maximum [Member]
Stock option issued to purchase units																				100,000
Stock option issued to purchase units price per share									$ 137.60
Stock options shares have be issued																				14,000
2010 Equity Incentive Plan [Member] | Minimum [Member]
Stock option issued to purchase units price per share									$ 68.80
2017 Equity Incentive Plan [Member]
Stock option issued to purchase units						66,666			216,667
Granted stock options term						10 years			10 years
Stock options exercise price per share						$ 26.00			$ 26.00
Stock option vesting percentage						25.00%			25.00%
Fair value of the options issued						$ 466			$ 1,562
2017 Equity Incentive Plan [Member] | Maximum [Member]
Maximum percentage on options may be issued									10.00%
2017 Equity Incentive Plan [Member] | Board of Directors [Member] | Maximum [Member]
Stock option issued to purchase units									333,333
Successor [Member]
Common stock, shares authorized														100,000,000			100,000,000	100,000,000	100,000,000
Common stock, par value														$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized														5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, par value														$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding																		8,471,608	8,471,608
Number of shares options granted																		4,271,128
Stock based compensation related to awards with service conditions														$ 53	$ 25	$ 29	$ 96	$ 8,541
Declared dividends total
Successor [Member] | Common Stock [Member]
Number of shares issued for shares conversion												615,436						615,436
Issuance of shares in acquisition of lazydays, shares												2,857,189						2,857,189
Issuance of shares in acquisition of lazydays
Successor [Member] | Five Year Incentive Stock Options [Member]
Stock based compensation related to awards with service conditions																		77
Successor [Member] | Stock Options [Member]
Compensation cost unrecognized																		$ 6,593	$ 6,593
Weighted average service period																			2 years 1 month 6 days
Weighted average grant date fair value of awards issued																			$ 4.16
Increased Plan By Formula [Member] | 2018 Long-Term Incentive Equity Plan [Member]
Maximum percentage on options may be issued					18.00%
Predecessor [Member]
Common stock, shares authorized																				4,500,000
Common stock, par value																				$ 0.001
Preferred stock, shares authorized																				150,000
Preferred stock, par value																				$ 0.001
Common stock, shares outstanding																				3,333,166
Number of shares options granted																				283,333
Preferred stock, shares designated																				10,000
Preferred stock, shares undesignated																				140,000
Preferred stock, shares issued																				0
Preferred stock, shares outstanding																				0
Predecessor [Member] | Senior Preferred Stock [Member]
Number of shares issued for shares conversion								2,333,331
Preferred stock, shares designated								10,000												10,000
Preferred stock, shares issued								10,000
Preferred stock, shares outstanding								10,000												0
Distributable in Cash [Member]
Cash paid to settle the options					$ 1,500